Schedule of Investments (unaudited) April 30, 2020	iShares® Evolved U.S. Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising — 0.3%
Interpublic Group of Companies Inc. (The)	1,352	$22,957
Omnicom Group Inc.	667	38,039
Trade Desk Inc. (The), Class A(a)(b)	187	54,712

		115,708

Aerospace & Defense — 0.1%
L3Harris Technologies Inc.	133	25,762
Raytheon Technologies Corp.	322	20,869

		46,631

Banks — 0.2%
JPMorgan Chase & Co.	920	88,099

Biotechnology — 0.1%
Incyte Corp.(a)	296	28,907

Commercial Services — 4.4%
2U Inc.(a)	161	3,824
Automatic Data Processing Inc.	1,446	212,114
Avalara Inc.(a)	300	26,811
Booz Allen Hamilton Holding Corp.	303	22,252
Chegg Inc.(a)	618	26,420
CoreLogic Inc.	207	7,953
CoStar Group Inc.(a)	92	59,640
Equifax Inc	322	44,726
Euronet Worldwide Inc.(a)	115	10,552
FleetCor Technologies Inc.(a)	230	55,487
Gartner Inc.(a)	368	43,722
Global Payments Inc.	756	125,511
IHS Markit Ltd.	1,036	69,723
Korn Ferry	184	5,305
LiveRamp Holdings Inc.(a)	52	1,969
ManpowerGroup Inc.	161	11,953
MarketAxess Holdings Inc.	69	31,396
Moody’s Corp.	299	72,926
Nielsen Holdings PLC	780	11,489
Paylocity Holding Corp.(a)	225	25,769
PayPal Holdings Inc.(a)	3,703	455,469
Robert Half International Inc.	253	11,959
S&P Global Inc.	552	161,670
Sabre Corp.	713	5,184
Square Inc., Class A(a)	1,241	80,839
TransUnion	552	43,492
Verisk Analytics Inc.	345	52,726
WEX Inc.(a)	92	12,173

		1,693,054

Computers — 14.8%
Accenture PLC, Class A	2,395	443,530
Apple Inc.	13,636	4,006,257
CACI International Inc., Class A(a)	69	17,260
Cognizant Technology Solutions Corp., Class A	2,300	133,446
Conduent Inc.(a)	575	1,449
Dell Technologies Inc., Class C(a)	920	39,275
DXC Technology Co.	1,288	23,351
EPAM Systems Inc.(a)	184	40,644
Fortinet Inc.(a)	736	79,297
Genpact Ltd.	529	18,213
Hewlett Packard Enterprise Co.	5,798	58,328
HP Inc.	4,071	63,141
International Business Machines Corp.	4,375	549,325

Security	Shares	Value

Computers (continued)
Lumentum Holdings Inc.(a)	138	$11,166
NCR Corp.(a)	368	7,551
NetApp Inc.	1,244	54,450
Pure Storage Inc., Class A(a)	506	7,286
Qualys Inc.(a)	184	19,401
Rapid7 Inc.(a)	303	13,802
Seagate Technology PLC	828	41,359
Western Digital Corp.	1,104	50,872
Zscaler Inc.(a)	438	29,381

		5,708,784

Distribution & Wholesale — 0.1%
Copart Inc.(a)	276	22,110
KAR Auction Services Inc.	207	3,101

		25,211

Diversified Financial Services — 5.8%
Alliance Data Systems Corp.	115	5,758
Cboe Global Markets Inc.	230	22,857
CME Group Inc.	782	139,360
Discover Financial Services	184	7,907
Interactive Brokers Group Inc., Class A	138	5,658
Intercontinental Exchange Inc.	1,334	119,326
Invesco Ltd.	508	4,379
Mastercard Inc., Class A	2,871	789,439
Nasdaq Inc.	253	27,747
SEI Investments Co.	276	14,065
TD Ameritrade Holding Corp.	483	18,967
Visa Inc., Class A	5,884	1,051,589
Western Union Co. (The)	897	17,106

		2,224,158

Electronics — 0.6%
Agilent Technologies Inc.	366	28,058
Allegion PLC	143	14,377
Arrow Electronics Inc.(a)	184	11,577
Avnet Inc.	345	10,357
Coherent Inc.(a)	46	5,882
Flex Ltd.(a)	1,453	14,181
Garmin Ltd.	208	16,881
Jabil Inc.	345	9,812
Keysight Technologies Inc.(a)	483	46,740
National Instruments Corp.	437	16,790
Roper Technologies Inc.	68	23,190
SYNNEX Corp.	92	8,055
Tech Data Corp.(a)	138	19,408
Trimble Inc.(a)	598	20,709

		246,017

Health Care - Products — 0.1%
Align Technology Inc.(a)	166	35,665

Health Care - Services — 0.2%
IQVIA Holdings Inc.(a)	253	36,075
Teladoc Health Inc.(a)	212	34,893

		70,968

Insurance — 0.4%
Aon PLC	390	67,341
Marsh & McLennan Companies Inc.	621	60,442
Willis Towers Watson PLC	211	37,619

		165,402

Internet — 26.5%
Alphabet Inc., Class A(a)	1,220	1,642,974

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Evolved U.S. Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Internet (continued)
Alphabet Inc., Class C, NVS(a)	1,223	$1,649,411
Amazon.com Inc.(a)	1,291	3,193,934
Anaplan Inc.(a)	616	25,170
Booking Holdings Inc.(a)	96	142,135
CDW Corp./DE	506	56,065
eBay Inc.	3,008	119,809
Etsy Inc.(a)	229	14,855
Expedia Group Inc.	299	21,223
F5 Networks Inc.(a)	299	41,639
Facebook Inc., Class A(a)	10,215	2,091,113
FireEye Inc.(a)	713	8,207
GoDaddy Inc., Class A(a)(b)	529	36,728
Grubhub Inc.(a)	207	9,892
IAC/InterActiveCorp.(a)	207	46,260
Match Group Inc.(a)(b)	253	19,471
MercadoLibre Inc.(a)	138	80,524
Netflix Inc.(a)	691	290,116
NortonLifeLock Inc.	2,275	48,389
Okta Inc.(a)	643	97,286
Palo Alto Networks Inc.(a)	460	90,395
Pinterest Inc., Class A(a)	486	10,041
Proofpoint Inc.(a)	253	30,798
Q2 Holdings Inc.(a)	228	18,176
Roku Inc.(a)	346	41,946
Snap Inc., Class A, NVS(a)	3,914	68,925
Twitter Inc.(a)	2,646	75,887
Uber Technologies Inc.(a)	4,114	124,531
VeriSign Inc.(a)	410	85,891
Zendesk Inc.(a)	391	30,060
Zillow Group Inc., Class C, NVS(a)	322	14,155

		10,226,006

Machinery — 0.1%
Cognex Corp.	460	25,411
Rockwell Automation Inc.	92	17,432

		42,843

Media — 0.1%
FactSet Research Systems Inc.(b)	115	31,625

Office & Business Equipment — 0.1%
Xerox Holdings Corp.(a)	596	10,901
Zebra Technologies Corp., Class A(a)	184	42,257

		53,158

Private Equity — 0.1%
Blackstone Group Inc. (The), Class A	1,012	52,867

Real Estate — 0.1%
CBRE Group Inc., Class A(a)	478	20,521
Jones Lang LaSalle Inc.	92	9,713

		30,234

Real Estate Investment Trusts — 0.4%
Digital Realty Trust Inc.	434	64,879
Equinix Inc.	111	74,947
Iron Mountain Inc.	621	15,016

		154,842

Retail — 0.1%
Best Buy Co. Inc.	322	24,707

Semiconductors — 9.3%
Advanced Micro Devices Inc.(a)	4,395	230,254
Analog Devices Inc.	851	93,270

Security	Shares	Value

Semiconductors (continued)
Applied Materials Inc.	2,070	$102,838
Broadcom Inc.	1,193	324,043
Inphi Corp.(a)	225	21,721
Intel Corp.	10,746	644,545
KLA Corp.	417	68,426
Lam Research Corp.	346	88,327
Marvell Technology Group Ltd.	3,012	80,541
Maxim Integrated Products Inc.	943	51,846
Microchip Technology Inc.	736	64,569
Micron Technology Inc.(a)	3,654	174,990
Monolithic Power Systems Inc.	138	27,588
NVIDIA Corp.	2,832	827,737
ON Semiconductor Corp.(a)	1,241	19,912
Qorvo Inc.(a)	348	34,114
QUALCOMM Inc.	3,340	262,758
Silicon Laboratories Inc.(a)	161	15,652
Skyworks Solutions Inc.	552	57,342
Teradyne Inc.	593	37,086
Texas Instruments Inc.	2,483	288,202
Xilinx Inc.	966	84,428

		3,600,189

Software — 32.5%
ACI Worldwide Inc.(a)	460	12,604
Activision Blizzard Inc.	1,633	104,071
Adobe Inc.(a)	2,211	781,898
Akamai Technologies Inc.(a)	690	67,420
Alteryx Inc., Class A(a)	346	39,160
ANSYS Inc.(a)	322	84,309
Aspen Technology Inc.(a)	230	23,518
Autodesk Inc.(a)	963	180,206
Black Knight Inc.(a)	322	22,724
Blackbaud Inc.	207	11,439
Box Inc., Class A(a)	621	10,023
Broadridge Financial Solutions Inc.	322	37,352
Cadence Design Systems Inc.(a)	1,127	91,434
CDK Global Inc.	437	17,165
Ceridian HCM Holding Inc.(a)	643	37,918
Cerner Corp.	667	46,283
Citrix Systems Inc.	644	93,386
Cloudera Inc.(a)(b)	529	4,380
CommVault Systems Inc.(a)	207	8,837
Cornerstone OnDemand Inc.(a)	276	9,263
Coupa Software Inc.(a)	368	64,801
DocuSign Inc.(a)	939	98,360
Dropbox Inc., Class A(a)	1,377	28,945
Elastic NV(a)	299	19,178
Electronic Arts Inc.(a)	851	97,235
Everbridge Inc.(a)	208	23,167
Fair Isaac Corp.(a)	115	40,588
Fidelity National Information Services Inc.	1,681	221,707
Fiserv Inc.(a)	2,046	210,861
Five9 Inc.(a)	343	31,786
Guidewire Software Inc.(a)	299	27,161
HubSpot Inc.(a)	161	27,149
Intuit Inc.	920	248,225
j2 Global Inc.	161	12,983
Jack Henry & Associates Inc.	276	45,140
Manhattan Associates Inc.(a)	299	21,211
Microsoft Corp.	37,349	6,693,314
MongoDB Inc.(a)(b)	228	36,966

Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Evolved U.S. Technology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
MSCI Inc.	276	$90,252
New Relic Inc.(a)	207	11,114
Nuance Communications Inc.(a)	594	11,999
Nutanix Inc., Class A(a)	1,033	21,166
Oracle Corp.	11,733	621,497
Paychex Inc.	1,056	72,357
Paycom Software Inc.(a)	207	54,031
Pegasystems Inc.	184	15,386
Progress Software Corp.	253	10,350
PROS Holdings Inc.(a)	256	8,804
PTC Inc.(a)	552	38,226
RealPage Inc.(a)	207	13,349
RingCentral Inc., Class A(a)	253	57,818
salesforce.com Inc.(a)	4,260	689,907
ServiceNow Inc.(a)	970	340,994
Slack Technologies Inc., Class A(a)	1,171	31,254
Smartsheet Inc., Class A(a)	694	36,588
Splunk Inc.(a)	856	120,148
SS&C Technologies Holdings Inc.	598	32,986
Synopsys Inc.(a)	644	101,185
Take-Two Interactive Software Inc.(a)	277	33,531
Teradata Corp.(a)	552	13,574
Twilio Inc., Class A(a)	641	71,984
Tyler Technologies Inc.(a)	138	44,255
Veeva Systems Inc., Class A(a)	506	96,545
Verint Systems Inc.(a)(b)	276	11,796
VMware Inc., Class A(a)	368	48,399
Workday Inc., Class A(a)	876	134,816
Zoom Video Communications Inc., Class A(a)	297	40,146
Zynga Inc., Class A(a)	2,507	18,903

		12,525,527

Telecommunications — 2.7%
Arista Networks Inc.(a)	276	60,527
Ciena Corp.(a)	552	25,530
Cisco Systems Inc.	19,873	842,218

Security	Shares	Value

Telecommunications (continued)
CommScope Holding Co. Inc.(a)	368	$4,051
Juniper Networks Inc.	1,633	35,273
LogMeIn Inc.	230	19,656
Motorola Solutions Inc.	368	52,922

		1,040,177

Transportation — 0.1%
Expeditors International of Washington Inc.	299	21,410
FedEx Corp.	211	26,748

		48,158

Total Common Stocks — 99.2% (Cost: $34,130,526)		38,278,937

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.89%(c)(d)(e)	127,659	127,800
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.18%(c)(d)	290,000	290,000

		417,800

Total Short-Term Investments — 1.1% (Cost: $417,582)		417,800

Total Investments in Securities — 100.3% (Cost: $34,548,108)		38,696,737

Other Assets, Less Liabilities — (0.3)%		(112,547)

Net Assets — 100.0%		$38,584,190

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/19	Net Activity	Shares Held at 04/30/20	Value at 04/30/20	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	149,562	(21,903)	127,659	$127,800	$1,741	(b)	$(276)	$209
BlackRock Cash Funds: Treasury, SL Agency Shares	188,000	102,000	290,000	290,000	1,500		—	—

				$417,800	$3,241		$(276)	$209

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

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Schedule of Investments (unaudited) (continued) April 30, 2020	iShares® Evolved U.S. Technology ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$38,278,937	$—	$—	$38,278,937
Money Market Funds	417,800	—	—	417,800

	$38,696,737	$—	$—	$38,696,737

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4